Subsequent Events - Additional Information (Detail) € in Millions	1 Months Ended
Jul. 31, 2018 EUR (€)
Disposal of leased assets [member] | Novelis [member]
Disclosure of non-adjusting events after reporting period [line items]
Sale of assets	€ 200